Shareholder Fees (Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II shares, Invesco Van Kampen V.I. Mid Cap Growth Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Mid Cap Growth Fund | Series II shares, Invesco Van Kampen V.I. Mid Cap Growth Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)